(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 8,756,713	R$ 7,106,055
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 786,901	686,538
Main reasons for claims	Work accidents, risk premium for dangerousness at workplace and overtime
Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 1,630,630	1,178,671
Main reasons for claims	Personal injury, environmental impacts and overfed tariffs
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 6,199,589	5,100,151
Main reasons for claims	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Others [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 139,593	R$ 140,695
Main reasons for claims	Technical, commercial and economic-financial supervisions